Goodwill - After-Tax Discount Rates Applied to the Cash Flow Projections (Details)	Dec. 31, 2018	Dec. 31, 2017
Telefónica Spain
Disclosure of detailed information about intangible assets [line items]
Before-tax discount rates applied to cash flow projections	8.30%	7.70%
After-tax discount rates applied to cash flow projections	6.40%	5.90%
Telefónica Brazil
Disclosure of detailed information about intangible assets [line items]
Before-tax discount rates applied to cash flow projections	14.40%	14.00%
After-tax discount rates applied to cash flow projections	11.20%	10.90%
Telefónica United Kingdom
Disclosure of detailed information about intangible assets [line items]
Before-tax discount rates applied to cash flow projections	7.50%	7.50%
After-tax discount rates applied to cash flow projections	6.30%	6.30%
Telefónica Germany
Disclosure of detailed information about intangible assets [line items]
Before-tax discount rates applied to cash flow projections	6.90%	6.20%
After-tax discount rates applied to cash flow projections	5.20%	4.70%